Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables present information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and December 31, 2015:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2016	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$64.8	$64.8	$—	$—
Bank time deposits	2.0	2.0	—	—
Investments in mutual funds and other similar instruments	15.5	15.5	—	—
Warrants	2.0	—	2.0	—
Insurance contracts	102.1	—	102.1	—
Derivative contracts	15.8	—	15.8	—

Total Assets	$202.2	$82.3	$119.9	$—

Liabilities
Derivative contracts	$121.9	$—	$121.9	$—
Contingent consideration	3.4	—	—	3.4

Total Liabilities	$125.3	$—	$121.9	$3.4

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2015	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$54.6	$54.6	$—	$—
Bank time deposits	2.0	2.0	—	—
Investments in mutual funds and other similar instruments	7.6	7.6	—	—
Warrants	3.4	—	3.4	—
Insurance contracts	108.1	—	108.1	—
Derivative contracts	13.8	—	13.8	—

Total Assets	$189.5	$64.2	$125.3	$—

Liabilities
Derivative contracts	$41.8	$—	$41.8	$—
Contingent consideration	1.9	—	—	1.9

Total Liabilities	$43.7	$—	$41.8	$1.9

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2016	2015	2016	2015

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$0.2	$109.5	$16.4
Derivatives Not Designated as Hedging Instruments
Currency exchange contracts (b)	15.8	13.6	12.4	25.4

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the captions other assets or other long-term liabilities.

(b)	The fair value of the currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	Gain (Loss) Recognized
(In millions)	2016	2015

Derivatives Designated as Fair Value Hedges
Interest rate swaps - effective portion	$21.1	$34.0
Interest rate swaps - ineffective portion (a)	(0.7)	(7.4)
Derivatives Not Designated as Hedging Instruments
Currency exchange contracts
Included in cost of revenues	$(15.1)	$12.4
Included in other expense, net	(98.9)	126.8

(a)	The ineffective portion of the loss recognized on interest rate swaps during 2015 includes $7.5 million of costs associated with entering into the swap arrangements.

Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying value and fair value of the company’s notes receivable and debt obligations are as follows:

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$26.2	$28.4	$12.1	$14.9

Debt Obligations:
Senior notes	$14,838.3	$15,184.4	$12,406.1	$12,618.8
Term loan	823.3	825.0	—	—
Commercial paper	953.3	953.3	49.6	49.6
Other	13.0	13.0	16.3	16.3

	$16,627.9	$16,975.7	$12,472.0	$12,684.7
The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The carrying value and fair value of the company’s notes receivable and debt obligations are as follows:

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$26.2	$28.4	$12.1	$14.9

Debt Obligations:
Senior notes	$14,838.3	$15,184.4	$12,406.1	$12,618.8
Term loan	823.3	825.0	—	—
Commercial paper	953.3	953.3	49.6	49.6
Other	13.0	13.0	16.3	16.3

	$16,627.9	$16,975.7	$12,472.0	$12,684.7
The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.